Loans Receivable	12 Months Ended
Sep. 30, 2012
Loans Receivable

Note 5: Loans Receivable

Loans receivable are summarized as follows:

	September 30, 2012	September 30, 2011
Loans not covered by loss sharing agreements:
1-4 family residential real estate	$105,514,544	$98,844,828
Commercial real estate	251,379,010	252,037,202
Commercial	16,596,833	17,612,661
Real estate construction	45,369,190	41,726,520
Consumer and other	18,107,198	20,137,875

Loans receivable, net of undisbursed proceeds of loans in process	436,966,775	430,359,086
Less:
Unamortized loan origination fees, net	1,101,481	1,010,480
Allowance for loan losses	8,189,895	9,369,837

Total loans not covered, net	$427,675,399	$419,978,769

The carrying amount of covered loans at September 30, 2012 and 2011 consisted of impaired loans at acquisition date and all other acquired loans and are presented in the following tables.

	September 30, 2012
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$5,619,110	$9,421,190	$15,040,300
Commercial real estate	71,806,980	88,353,272	160,160,252
Commercial	12,081,845	13,885,559	25,967,404
Real estate construction	1,321,752	559,675	1,881,427
Consumer and other	708,832	5,458,309	6,167,141

Loans receivable, gross	91,538,519	117,678,005	209,216,524
Less:
Non-accretable difference	14,285,220	5,096,952	19,382,172
Allowance for covered loan losses	1,793,943	8,546,872	10,340,815
Accretable discount	9,869,297	3,055,050	12,924,347
Discount on acquired performing loans	—	308,728	308,728
Unamortized loan origination fees, net	—	32,146	32,146

Total loans covered, net	$65,590,059	$100,638,257	$166,228,316

	September 30, 2011
	Impaired Loans at Acquisition	All Other Acquired Loans	Total Covered Loans
Loans covered by loss sharing agreements:
1-4 family residential real estate	$8,662,904	$11,261,058	$19,923,962
Commercial real estate	142,358,465	120,903,232	263,261,697
Commercial	10,263,020	22,478,750	32,741,770
Real estate construction	8,059,927	778,764	8,838,691
Consumer and other	866,166	7,715,276	8,581,442

Loans receivable, gross	170,210,482	163,137,080	333,347,562
Less:
Non-accretable difference	61,346,002	7,799,285	69,145,287
Allowance for covered loan losses	—	6,892,425	6,892,425
Accretable discount	16,893,100	4,705,432	21,598,532
Discount on acquired performing loans	—	622,258	622,258
Unamortized loan origination fees, net	—	39,475	39,475

Total loans covered, net	$91,971,380	$143,078,205	$235,049,585

The following table documents changes in the accretable discount on acquired loans during the years ended September 30, 2012 and 2011:

	Impaired Loans At Acquisition	All Other Acquired Loans	Total Covered Loans
Balance, September 30, 2010	$10,166,664	$8,476,672	$18,643,336
Accretable yield acquired	11,203,405	—	11,203,405
Loan accretion	(4,476,969)	(3,771,240)	(8,248,209)

Balance, September 30, 2011	16,893,100	4,705,432	21,598,532
Loan accretion	(7,023,803)	(1,650,382)	(8,674,185)

Balance, September 30, 2012	$9,869,297	$3,055,050	$12,924,347

The following is a summary of transactions during the years ended September 30, 2012, 2011 and 2010 in the allowance for loan losses on loans covered by loss sharing:

	September 30,
	2012	2011	2010
Balance, beginning of year	$6,892,425	$15,553,536	$23,832,265
Loans charged-off (gross)	(6,700,215)	(16,103,611)	(10,786,622)
Recoveries on loans previously charged-off	744,850	1,442,500	404,716
Provision for loan losses charged to FDIC receivable	8,202,159	4,800,000	1,682,542
Provision for loan losses charged to operations	1,201,596	1,200,000	420,635

Balance, end of year	$10,340,815	$6,892,425	$15,553,536

The following table documents changes in the carrying value of the FDIC receivable for loss sharing agreements relating to covered loans and other real estate owned during the years ended September 30, 2012 and 2011:

	September 30,
	2012	2011

Balance, beginning of year	$96,777,791	$89,824,798
Fair value of FDIC receivable for loss sharing agreements at acquisition	—	51,555,999
Receipt of payments from FDIC	(80,528,485)	(53,615,832)
Accretion of fair value adjustment	1,461,779	1,035,125
Recovery of previous loss reimbursements	(3,252,736)	(3,617,003)
Provisions for estimated losses on covered assets	15,976,659	4,800,000
External expenses qualifying under loss sharing agreements	4,700,525	6,794,704

Balance, end of year	$35,135,533	$96,777,791

Loan Origination and Risk Management. The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial real estate loans are generally made by the Company to Georgia, Alabama or Florida panhandle entities and are secured by properties in these states. Commercial real estate lending involves additional risks compared to one- to four-family residential lending. Repayment of commercial real estate loans often depends on the successful operations and income stream of the borrowers, and commercial real estate loans typically involve larger loan balances to single borrowers or groups of related borrowers compared to residential real estate loans. The Company’s underwriting criteria for commercial real estate loans include maximum loan-to-value ratios, debt coverage ratios, secondary sources of repayment, guarantor requirements, net worth requirements and quality of cash flow. As part of the loan approval and underwriting of commercial real estate loans, management undertakes a cash flow analysis, and generally requires a debt-service coverage ratio of at least 1.15 times. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At September 30, 2012, approximately 36.7% of the outstanding principal balance of the Company’s commercial real estate loans were secured by owner-occupied properties.

The Company makes construction and land development loans primarily for the construction of one- to four-family residences but also for multi-family and nonresidential real estate projects on a select basis. While current market conditions have suppressed demand for construction and land loans, there are opportunities to lend to quality borrowers in the Company’s market area for construction loans. The Company offers two principal types of construction loans: builder loans, including both speculative (unsold) and pre-sold loans to pre-approved local builders; and construction/permanent loans to property owners that are converted to permanent loans at the end of the construction phase. The number of speculative loans that management will extend to a builder at one time depends upon the financial strength and credit history of the builder. The Company’s construction loan program is expected to remain a modest portion of the loan volume and management generally limits the number of outstanding loans on unsold homes under construction within a specific area.

The Company also originates first and second mortgage loans secured by one- to four-family residential properties within Georgia, Alabama and the Florida panhandle. Management currently originates mortgages at all branch locations, but utilizes a centralized processing location to reduce the underwriting risk. The Company originates both fixed rate and adjustable rate one- to four-family residential mortgage loans. Fixed rate 30 year conforming loans are generally originated for resale into the secondary market on a servicing-released basis and loans that are non-conforming due to property exceptions and that have adjustable rates are generally retained in the Company’s portfolio. The non-conforming loans originated are not considered to be subprime loans and the amount of subprime and low documentation loans held by the Company is not material.

The Company originates consumer loans that consist of loans on deposits, second mortgage loans, home equity lines of credit, auto loans and various other installment loans. The Company primarily offers consumer loans (excluding second mortgage loans and home equity lines of credit) as an accommodation to customers. Consumer loans tend to have a higher credit risk than residential mortgage loans because they may be secured by rapidly depreciable assets, or may be unsecured. The Company’s consumer lending generally follows accepted industry standards for non sub-prime lending, including credit scores and debt to income ratios. The Company also offers home equity lines of credit as a complement to one- to four-family residential mortgage lending. The underwriting standards applicable to home equity credit lines are similar to those for one- to four-family residential mortgage loans, except for slightly more stringent credit-to-income and credit score requirements. Home equity loans are generally limited to 80% of the value of the underlying property unless the loan is covered by private mortgage insurance or a loss sharing agreement. At September 30, 2012, the Company had $14.0 million of home equity lines of credit and second mortgage loans not covered by FDIC loss sharing agreements (“loss sharing”).

The Company’s commercial business loans are generally limited to terms of five years or less. Management typically collateralizes these loans with a lien on commercial real estate or, rarely, with a lien on business assets and equipment. Management also generally requires the personal guarantee of the business owner. Interest rates on commercial business loans are generally higher than interest rates on residential or commercial real estate loans due to the risk inherent in this type of loan. Commercial business loans are generally considered to have more risk than residential mortgage loans or commercial real estate loans because the collateral may be in the form of intangible assets and/or readily depreciable inventory. Commercial business loans may also involve relatively large loan balances to single borrowers or groups of related borrowers, with the repayment of such loans typically dependent on the successful operation and income stream of the borrower. Such risks can be significantly affected by economic conditions. In addition, commercial business lending generally requires substantially greater supervision efforts by Management compared to residential mortgage or commercial real estate lending.

The Company maintains an internal loan review function that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Company’s policies and procedures. The Company further engages an independent, external loan reviewer on an annual basis.

Nonaccrual and Past Due Loans. Nonaccrual loans not covered by loss sharing, segregated by class of loans were as follows:

	September 30, 2012	September 30, 2011
1-4 family residential real estate	$2,038,340	$5,793,073
Commercial real estate	771,711	5,339,730
Commercial	191,499	438,161
Real estate construction	—	26,291
Consumer and other	42,363	96,954

Total	$3,043,913	$11,694,209

An age analysis of past due loans not covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days Accruing
1-4 family residential real estate	$1,460,017	$621,257	$2,081,274	$103,433,270	$105,514,544	$401,726
Commercial real estate	1,459,472	—	1,459,472	249,919,538	251,379,010	—
Commercial	145,001	—	145,001	16,451,832	16,596,833	—
Real estate construction	—	—	—	45,369,190	45,369,190	—
Consumer and other	125,054	—	125,054	17,982,144	18,107,198	—

	$3,189,544	$621,257	$3,810,801	$433,155,974	$436,966,775	$401,726

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
1-4 family residential real estate	$1,261,293	$2,434,213	$3,695,506	$95,149,322	$98,844,828	$—
Commercial real estate	3,073,129	1,671,035	4,744,164	247,293,038	252,037,202	—
Commercial	315,882	160,558	476,440	17,136,221	17,612,661	—
Real estate construction	—	26,291	26,291	41,700,229	41,726,520	—
Consumer and other	197,125	—	197,125	19,940,750	20,137,875	—

	$4,847,429	$4,292,097	$9,139,526	$421,219,560	$430,359,086	$—

An age analysis of past due loans covered by loss sharing, segregated by class of loans at September 30, 2012 and 2011 were as follows:

September 30, 2012

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days Accruing [2]
1-4 family residential real estate	$734,789	$834,569	$1,569,358	$11,460,232	$13,029,590	$834,570
Commercial real estate	6,546,132	20,588,187	27,134,319	115,540,726	142,675,045	20,588,187
Commercial	917,019	2,984,197	3,901,216	13,723,435	17,624,651	2,984,197
Real estate construction	—	—	—	1,343,072	1,343,072	—
Consumer and other	55,441	391,755	447,196	4,373,983	4,821,179	391,754

	$8,253,381	$24,798,708	$33,052,089	$146,441,448	$179,493,537	$24,798,708

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

September 30, 2011

	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Current	Total Loans [1]	Loans > 90 Days and Accruing [2]
1-4 family residential real estate	$1,263,640	$1,852,536	$3,116,176	$13,377,864	$16,494,040	$1,852,536
Commercial real estate	6,890,156	19,890,694	26,780,850	175,314,919	202,095,769	19,890,694
Commercial	1,840,322	4,854,955	6,695,277	18,340,062	25,035,339	4,854,955
Real estate construction	—	3,617,000	3,617,000	2,251,184	5,868,184	3,617,000
Consumer and other	233,527	142,184	375,711	7,440,807	7,816,518	142,184

	$10,227,645	$30,357,369	$40,585,014	$216,724,836	$257,309,850	$30,357,369

[1]	Covered loan balances are net of non-accretable differences and allowance for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.
[2]	Covered loans contractually past due greater than ninety days are reported as accruing loans because of accretable discounts established at the time of acquisition.

Impaired Loans. The Company evaluates “impaired” loans, which includes nonperforming loans and accruing troubled debt restructured loans, having risk characteristics that are unique to an individual borrower on a loan-by-loan basis with balances above a specified level. For smaller loans, the allowance is calculated based on the credit grade utilizing historical loss experience and other qualitative factors.

Impaired loans not covered by loss sharing, segregated by class of loans were as follows:

September 30, 2012

				Year Ended September 30, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$2,500,824	$2,982,895	$—	$2,867,188	$31,122
Commercial real estate	12,469,240	14,063,513	—	13,689,972	568,615
Commercial	2,847,862	2,860,935	—	2,908,659	95,676
Real estate construction	5,925	34,844	—	32,735	296

Grand Total:	$17,823,851	$19,942,187	$—	$19,498,554	$695,709

There were no recorded allowances for impaired loans not covered by loss sharing at September 30, 2012. The recorded investment in accruing troubled debt restructured loans at September 30, 2012 totaled $14,420,575 and are included in the impaired loan table above.

September 30, 2011

				Year Ended September 30, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment in Impaired Loans	Interest Income Recognized
With no related allowance recorded:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	7,345,478	7,548,674	—	7,443,685	290,456
Commercial	2,425,539	2,430,884	—	3,216,788	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Subtotal:	17,203,313	17,491,758	—	18,225,197	568,858
With an allowance recorded:
1-4 family residential real estate	$—	$—	$—	$—	$—
Commercial real estate	2,881,355	2,881,355	1,162,795	2,950,237	63,857
Commercial	64,568	63,318	66,818	74,431	—
Real estate construction	—	—	—	—	—

Subtotal:	2,945,923	2,946,673	1,229,613	3,024,668	63,857
Totals:
1-4 family residential real estate	$5,854,706	$5,934,610	$—	$5,970,816	$111,556
Commercial real estate	10,226,833	10,430,029	1,162,795	10,393,922	354,313
Commercial	2,490,107	2,496,202	66,818	3,291,219	88,665
Real estate construction	1,577,590	1,577,590	—	1,593,908	78,181

Grand Total:	$20,149,236	$20,438,431	$1,229,613	$21,249,865	$632,715

Credit Quality Indicators. As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio for both loans covered and not covered by loss sharing agreements, management tracks certain credit quality indicators including the level of classified loans, net charge-offs, non-performing loans (see details above) and the general economic conditions in its market areas.

The Company utilizes a risk grading to assign a risk grade to each of its loans. Loans are graded on a scale of 1 to 8. A description of the general characteristics of the 8 risk grade factors is as follows:

The risk grade for each individual loan is determined by the loan officer and other approving officers at the time of loan origination and is changed from time to time to reflect an ongoing assessment of loan risk. Risk grades are reviewed on specific loans monthly for all delinquent loans as a part of monthly meetings held by the Loan Committee, quarterly for all nonaccrual and special reserve loans, and annually as part of the Company’s internal loan review process. In addition, individual loan risk grades are reviewed in connection with all renewals, extensions and modifications. Risk grades for covered loans are determined by officers within the Special Assets Division based on an ongoing assessment of loan risk. Such risk grades are updated in a manner consistent with non-covered loans, except the grading of such loans are assessed quarterly, as applicable, relating to revised estimates of expected cash flows.

Grade 1: Virtual Absence of Credit Risk (Pass 1) – Loans graded 1 are substantially risk-free or have limited risk. They are characterized by loans to borrowers with unquestionable financial strength and a long history of solid earnings performance. Loans to borrowers collateralized by cash or equivalent liquidity may be included here. Loans secured, by readily marketable collateral may also be graded 1 provided the relationship meets all other characteristics of the grade.

Grade 2: Minimal Credit Risk (Pass 2) – Loans graded 2 represent above average borrowing relationships, generally with local borrowers. Such loans will have clear, demonstrative sources of repayment, financially sound guarantors, and adequate collateral.

Grade 3: Less Than Average Credit Risk (Pass 3) – Loans graded 3 are of average credit quality, are properly structured and documented and require only normal supervision. Financial data is current and document adequate revenue, cash flow, and satisfactory payment history to indicate that financial condition is satisfactory. Unsecured loans are normally for a specific purpose and short term. Secured loans have properly margined collateral. Repayment terms are realistic, clearly defined and based upon a primary, identifiable source of repayment. All grade 3 loans meet the Company’s lending guidelines.

Grade 4: Acceptable With Average Risk (Pass 4) – Loans graded 4 represent loans where a borrower’s character, capacity, credit or collateral may be a concern. Grade 4 loans will be performing credits and will not necessarily represent weakness unless that area of weakness remains unresolved. Loans most commonly graded 4 will likely include loans with technical exceptions, loans outside of policy parameters without justification for exception and loans with collateral imperfections. Loans in this category, while acceptable, generally warrant close monitoring. Resolution of questionable areas will generally result in an upgrade or downgrade.

Grade 5: Special Mention – (Greater Than Normal Credit Risk) – Loans graded 5 have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or the bank’s credit position at a future date. Grade 5 loans should include loans where repayment is highly probable, but timeliness of repayment is uncertain due to unfavorable developments. Special Mention assets are not adversely classified and do not expose the bank to sufficient risk to warrant adverse classification. Assets that could be included in this category include loans that have developed credit weaknesses since origination as well as those that were originated with such weaknesses. Special Mention is not to be used to identify an asset that has as its sole weakness credit data exceptions or collateral documentation exceptions that are not material to the timely repayment of the asset.

Grade 6: Substandard – (Excessive Credit Risk) – Grade 6 loans are inadequately protected by current sound worth and paying capacity of the borrower or of collateral pledged. Substandard assets have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Loans in this category are characterized by the distinct probability that the bank will sustain some loss if the deficiencies are not corrected.

Grade 7: Doubtful – (Potential Loss) – Loans graded 7 possess all of the characteristics of Substandard loans with the addition that full collection is improbable on the basis of existing facts, values, and conditions. Possibility of loss is high; however, due to important and reasonably specific pending factors that may work to the loans’ advantage, a precise indication of estimated loss is deferred until a more exact status can be determined. The Doubtful classification is not to be used to defer the full recognition of an expected loss.

Grade 8: Loss – That portion of an asset classified Loss is considered uncollectible and of such little value that its continuance as an asset, without establishment of a specific valuation allowance or charge-off is not warranted. This classification does not necessarily mean that an asset has absolutely no recovery or salvage value; but rather, it is not practical or desirable to defer writing off a basically worthless asset (or portion) even though partial recovery may be affected in the future. An asset may be subject to a split classification whereby two or more portions of the same asset are given separate classifications.

The following table presents the risk grades of the loan portfolio not covered by loss sharing, segregated by class of loans:

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$97,045,428	$217,582,908	$13,252,993	$44,075,754	$17,357,541	$389,314,624
Special Mention (5)	3,525,488	11,396,970	93,033	286,505	559,982	15,861,978
Substandard (6)	4,943,628	22,399,132	3,250,807	1,006,931	189,675	31,790,173
Doubtful (7)	—	—	—	—	—	—
Loss (8)	—	—	—	—	—	—

Total not covered loans	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198	$436,966,775

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Pass (1-4)	$89,121,799	$210,707,732	$13,629,735	$33,824,113	$19,539,636	$366,823,015
Special Mention (5)	3,486,324	25,456,968	448,711	6,230,194	381,414	36,003,611
Substandard (6)	6,236,705	15,756,651	3,373,657	1,672,213	212,093	27,251,319
Doubtful (7)	—	115,851	160,558	—	4,732	281,141
Loss (8)	—	—	—	—	—	—

Total not covered loans	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875	$430,359,086

The following tables present the risk grades, ignoring grade enhancement provided by the FDIC loss sharing, of the loan portfolio covered by loss sharing agreements, segregated by class of loans at September 30, 2012 and 2011. Numerical risk ratings 5-8 constitute classified assets for regulatory reporting; however, regulatory authorities consider the FDIC loss sharing percentage of either 80% or 95%, as applicable, as a reduction of the regulatory classified balance for covered loans.

September 30, 2012

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$7,153,464	$56,448,239	$6,912,992	$—	$4,011,268	$74,525,963
Numerical risk rating (5)	2,223,780	27,564,628	4,040,798	1,343,072	224,720	35,396,998
Numerical risk rating (6)	3,217,548	54,282,789	5,127,288	—	581,495	63,209,120
Numerical risk rating (7)	434,798	4,379,389	1,543,573	—	3,696	6,361,456
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$13,029,590	$142,675,045	$17,624,651	$1,343,072	$4,821,179	$179,493,537

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $13,233,075 of accretable discounts.

September 30, 2011

	1-4 family residential real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total
Numerical risk rating (1-4)	$10,693,680	$103,968,632	$12,378,784	$2,251,184	$6,563,123	$135,855,403
Numerical risk rating (5)	1,266,882	25,350,072	1,773,795	—	292,054	28,682,803
Numerical risk rating (6)	4,018,325	63,319,301	5,879,654	3,617,000	913,673	77,747,953
Numerical risk rating (7)	515,153	9,457,764	5,003,106	—	47,668	15,023,691
Numerical risk rating (8)	—	—	—	—	—	—

Total covered loans [1]	$16,494,040	$202,095,769	$25,035,339	$5,868,184	$7,816,518	$257,309,850

[1]	Covered loan balances are net of non-accretable differences and allowances for covered loan losses and have not been reduced by $22,220,790 of accretable discounts.

With respect to classified assets covered by loss sharing agreements, numerical risk ratings 5-8, for regulatory reporting purposes are done under FDIC guidance reporting the bank’s non-reimbursable amount of the book balance of the loan as classified. The remaining reimbursable portion is classified as pass, numerical risk ratings 1-4.

Allowance for Loan Losses. The allowance for loan losses is established through a provision for loan losses charged to expense and is an amount that management believes will be adequate to absorb losses on existing loans that become uncollectible, based on evaluations of the collectability of loans. The evaluations take into consideration such factors as changes in the nature and volume of the loan portfolio, historical loss rates, overall portfolio quality, review of specific problem loans, and current economic conditions and trends that may affect a borrower’s ability to repay. Loans are charged against the allowance for loan losses when management believes that the collectability of the principal is unlikely and subsequent recoveries are added to the allowance.

Management’s allowance for loan losses methodology is a loan classification-based system. Management bases the required reserve on a percentage of the loan balance for each type of loan and classification level. Loans may be classified manually and are automatically classified if they are not previously classified when they reach certain levels of delinquency. Unclassified loans are reserved at different percentages based on the loan loss history of the last two years. Reserve percentages are also adjusted based upon our estimate of the effect that the current economic environment will have on each type of loan.

Management segments its allowance for loan losses into the following four major categories: (1) specific reserves; (2) general allowances for Classified/Watch loans; (3) general allowances for loans with satisfactory ratings; and (4) an unallocated amount. Risk ratings are initially assigned in accordance with CharterBank’s loan and collection policy. An organizationally independent department reviews risk grade assignments on an ongoing basis. Management reviews current information and events regarding a borrowers’ financial condition and strengths, cash flows available for debt repayment, the related collateral supporting the loan and the effects of known and expected economic conditions. When the evaluation reflects a greater than normal risk associated with the individual loan, management classifies the loan accordingly. If the loan is determined to be impaired, management allocates a portion of the allowance for loan losses for that loan based on the fair value of the collateral, if the loan is considered collateral-dependent, as the measure for the amount of the impairment. Impaired and Classified/Watch loans are aggressively monitored.

The allowances for loans by credit grade are further subdivided by loan type. Charter Financial has developed specific quantitative allowance factors to apply to each loan which considers loan charge-off experience over the most recent two years by loan type. In addition, loss estimates are applied for certain qualitative allowance factors that are subjective in nature and require considerable judgment on the part of management. Such qualitative factors include economic and business conditions, the volume of past due loans, changes in the value of collateral of collateral-dependent loans, and other economic uncertainties. An unallocated component of the allowance is also established for losses that specifically exist in the remainder of the portfolio, but have yet to be identified.

An unallocated allowance is generally maintained in a range of 4% to 12% of the total allowance in recognition of the imprecision of the estimates and other factors. In times of greater economic downturn and uncertainty, the higher end of this range is provided.

Through the FDIC-assisted acquisitions of the loans of NCB, MCB and FNB, management established non-accretable discounts for the acquired impaired loans and also for all other loans of MCB. These non-accretable discounts were based on estimates of future cash flows. Subsequent to the acquisition dates, management continues to assess the experience of actual cash flows compared to estimates. When management determines that non-accretable discounts are insufficient to cover expected losses in the applicable covered loan portfolios, the allowance for covered loans is increased with a corresponding provision for covered loan losses as a charge to earnings and an increase in the applicable FDIC receivable based on loss sharing indemnification. During the years ended September 30, 2012 and 2011 the Company increased its allowance for loan losses on loans covered by loss sharing relating to NCB acquired loans by $7.8 million and $6.0 million, respectively, and recorded $888,000 and $1.2 million, respectively, as a charge to earnings with $6.9 million and $4.8 million, respectively, recorded as an increase to the FDIC receivable. Additionally, during the year ended September 30, 2012, the Company increased its allowance for loan losses on loans covered by loss sharing relating to FNB acquired loans by $1.6 million and recorded $313,000 as a charge to earnings with $1.3 million recorded as an increase to the FDIC receivable. There were no such provisions related to FNB acquired loans during the year ended September 30, 2011.

The Company maintained its allowance for loan losses for the years ended September 30, 2012 and 2011 in response to continued weak economic conditions, net charge-offs, financial indicators for borrowers in the real estate sectors, continuing low collateral values of commercial and residential real estate, and nonaccrual and impaired loans. The following table details the allowance for loan losses on loans not covered by loss sharing by portfolio segment as of September 30, 2012 and 2011. Allocation of a portion of the allowance to one category of loans does not preclude availability to absorb losses in other categories.

The following tables are a summary of transactions in the allowance for loan losses on loans not covered by loss sharing by portfolio segment:

	Year ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837
Charge-offs	(1,180,899)	(2,824,917)	(408,314)	(28,919)	(87,735)	—	(4,530,784)
Recoveries	3,881	359	41,473	—	5,129	—	50,842
Provision	1,423,508	2,332,380	256,605	(749,464)	113,957	(76,986)	3,300,000

Ending balance	$879,854	$5,480,132	$711,594	$287,129	$79,627	$751,559	$8,189,895

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—		$—

Loans:
Ending balance	$105,514,544	$251,379,010	$16,596,833	$45,369,190	$18,107,198		$436,966,775

Ending balance: individually evaluated for impairment	$2,500,824	$12,469,240	$2,847,862	$5,925	$—		$17,823,851

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Unallocated	Total

Allowance for loan losses:
Balance at beginning of year	$1,023,078	$6,103,391	$623,479	$1,236,169	$79,149	$731,829	$9,797,095
Charge-offs	(600,210)	(957,064)	(517,435)	(21,822)	(151,992)	—	(2,248,523)
Recoveries	63,310	—	36,756	159	21,040	—	121,265
Provision	147,186	825,983	679,030	(148,994)	100,079	96,716	1,700,000

Ending balance	$633,364	$5,972,310	$821,830	$1,065,512	$48,276	$828,545	$9,369,837

Ending balance: individually evaluated for impairment	$—	$1,162,795	$66,818	$—	$—		$1,229,613

Loans:
Ending balance	$98,844,828	$252,037,202	$17,612,661	$41,726,520	$20,137,875		$430,359,086

Ending balance: individually evaluated for impairment	$5,854,706	$10,226,833	$2,490,107	$1,577,590	$—		$20,149,236

Allowance for loan losses	Year Ended September 30, 2010
Balance, at beginning of year	$9,331,612
Charge-offs	(5,407,747)
Recoveries	73,230
Provision	5,800,000

Ending balance	$9,797,095

The following tables detail the nonaccretable discount and allowance for loan losses on loans covered by loss sharing by portfolio segment.

	Year Ended September 30, 2012
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712
Charge-offs	(1,515,979)	(49,170,125)	(6,664,343)	(2,533,954)	(390,044)	(60,274,445)
Recoveries	7,665	394,841	4,150,489	—	2,970	4,555,965
Provision for loan losses charged to FDIC receivable	85,717	4,165,963	2,907,496	96,225	946,758	8,202,159
Provision for loan losses charged to operations	3,383	928,599	242,681	5,578	21,355	1,201,596

Ending balance	$2,010,709	$17,485,206	$8,342,754	$538,355	$1,345,963	$29,722,987

Covered loans:
Ending contractual balance	$15,040,300	$160,160,252	$25,967,404	$1,881,427	$6,167,141	$209,216,524

[1]	Amounts include the allowance for covered loan losses.

	Year Ended September 30, 2011
	1-4 family real estate	Commercial real estate	Commercial	Real estate construction	Consumer and other	Total

Non-accretable differences [1]:
Balance at beginning of year	$1,856,851	$39,160,920	$23,266,859	$2,497,018	$1,632,467	$68,414,115
Charge-offs	(53,748)	(24,943,324)	(20,020,399)	(2,811,511)	(1,887,271)	(49,716,253)
Recoveries	67,943	1,220,753	3,334,031	74,875	41,249	4,738,851
Acquisition	1,310,279	41,265,945	1,060,365	2,962,061	2,349	46,600,999
Provision for loan losses charged to FDIC receivable	198,879	3,569,308	52,460	198,449	780,904	4,800,000
Provision for loan losses charged to operations	49,719	892,326	13,115	49,614	195,226	1,200,000

Ending balance	$3,429,923	$61,165,928	$7,706,431	$2,970,506	$764,924	$76,037,712

Covered loans:
Ending contractual balance	$19,923,962	$263,261,697	$32,741,770	$8,838,691	$8,581,442	$333,347,562

[1]	Amounts include the allowance for covered loan losses.

In addition to the above, the Company was servicing loans primarily for others with aggregate principal balances of $10,858,784, $14,863,296, and $17,698,462 at September 30, 2012, 2011, and 2010, respectively. Further, see note 11 for loans pledged as collateral.

Loans to certain executive officers, directors, and their associates totaled $802,957 and $1,521,462 at September 30, 2012 and 2011, respectively. At September 30, 2012 there were no commitments to fund construction loans to certain executive officers, directors, and their associates. Management believes that such loans were made in the ordinary course of business on substantially the same terms, including interest rate and collateral, as those prevailing at the time for comparable transactions with other persons, and did not involve more than the normal credit risk nor present other unfavorable features.

The following is a summary of activity with respect to such aggregate loans to these individuals and their associates and affiliated companies:

	September 30,
	2012	2011
Beginning balance	$1,521,462	$10,102,736
Additions to new officer loans	—	817,443
Repayments	(718,505)	(9,398,717)

Ending balance	$802,957	$1,521,462

For the years ended September 30, 2012 and 2011, the following tables present a breakdown of the types of concessions determined to be troubled debt restructurings (“TDRs”) during the period by loan class.

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2012			Year Ended September 30, 2012
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	Loans	Recorded Investment	Recorded Investment	Loans	Recorded Investment	Recorded Investment
Below market interest rate
Commercial Real Estate	10	$4,854,691	$4,802,649	—	$—	$—
Commercial	1	2,656,363	2,624,018	—	—	—

Total	11	$7,511,054	$7,426,667	—	$—	$—

Payment structure modification
Commercial Real Estate	2	$94,792	$94,792	1	$131,841	$131,022

Total	2	$94,792	$94,792	1	$131,841	$131,022

Grand Total	13	$7,605,846	$7,521,459	1	$131,841	$131,022

	Accruing Loans			Nonaccrual Loans
	Year Ended September 30, 2011			Year Ended September 30, 2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding	Number of	Outstanding	Outstanding
	loans	Recorded Investment	Recorded Investment	loans	Recorded Investment	Recorded Investment
Extended payment terms
Commercial Real Estate	—	$—	$—	1	$918,268	$918,268

Total	—	$—	$—	1	$918,268	$918,268

Payment structure modification
1-4 Family Residential Real Estate	1	$61,633	$61,633	—	$—	$—
Commercial Real Estate	4	3,669,828	3,669,828	1	57,834	57,834
Commercial Non Real Estate	1	1,987,378	1,987,378	1	24,269	24,269
Real Estate Construction	9	1,551,298	1,551,298	—	—	—

Total	15	$7,270,137	$7,270,137	2	$82,103	$82,103

Grand Total	15	$7,270,137	$7,270,137	3	$1,000,371	$1,000,371

Loans are classified as restructured by the Company when certain modifications are made to the loan terms and concessions are granted to the borrowers due to financial difficulty experienced by those borrowers. The Company only restructures loans for borrowers in financial difficulty that have designed a viable business plan to fully pay off all obligations, including outstanding debt, interest, and fees, either by generating additional income from the business or through liquidation of assets. Generally, these loans are restructured to provide the borrower additional time to execute upon their plans. The concessions granted on TDRs generally include terms to reduce the interest rate or extend the term of the debt obligation.

Loans on nonaccrual status at the date of modification are initially classified as nonaccrual TDRs. Loans on accruing status at the date of concession are initially classified as accruing TDRs if the loan is reasonably assured of repayment and performance is expected in accordance with its modified terms. Such loans may be designated as nonaccrual loans subsequent to the concession date if reasonable doubt exists as to the collection of interest or principal under the restructuring agreement. TDRs are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower’s financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).

At September 30, 2012, restructured loans with a modified balance of $14,420,575 were performing and $521,604 were nonperforming. At September 30, 2011, restructured loans with a modified balance of $7,526,538 were performing and $1,361,255 were nonperforming.

As of September 30, 2012, loans with a balance of $199,000 defaulted within twelve months after their restructure. As of September 30, 2011 no loans that were modified as troubled debt restructurings within the previous twelve months defaulted after their restructure.